ING SEPARATE PORTFOLIOS TRUST

ING Emerging Markets Corporate Debt Fund

ING Emerging Markets Hard Currency Debt Fund

ING Emerging Markets Local Currency Debt Fund

ING Investment Grade Credit Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated June 11, 2013

to the Funds’ current prospectuses (“Prospectuses”)

ING Emerging Markets Corporate Debt Fund

Effective immediately, Michael Hyman is removed as a portfolio manager of the Fund and Anil Katarya is added as a portfolio manager of the Fund.  The Fund’s Prospectuses are hereby revised as follows:

1.              The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Fund’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Anil Katarya	Kurt Kringelis
Portfolio Manager (since 05/13)	Portfolio Manager (since 04/13)

2.              The second, third and fourth paragraphs of the sub-section entitled “Management of the Funds — ING Investment Management Co. LLC” are hereby deleted in their entirety and replaced with the following:

The following individuals are responsible for the day-to-day management of ING Emerging Markets Corporate Debt Fund.

Anil Katarya, CFA, Senior Portfolio Manager with the Investment Grade Team, joined ING IM in 2000 and is responsible for managing the credit allocation for external client business across multi-sector and credit portfolios.

Kurt Kringelis, CFA, Portfolio Manager, joined ING IM in 1998 and is part of the credit team, specializing in investment-grade and high-yield securities. Prior to that, he was an associate portfolio manager with the high-yield group at Equitable Investment Services from 1995 to 1997.

ING Emerging Markets Hard Currency Debt Fund

Effective immediately, Marcelo Assalin is removed as a portfolio manager of the Fund and Matthew Toms and A. Banu Asik Elizondo are added as portfolio managers of the Fund.  The Fund’s Prospectuses are hereby revised as follows:

3.              The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Fund’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Matthew Toms	A. Banu Asik Elizondo

Portfolio Manager (since 05/13)	Portfolio Manager (since 05/13)

4.              The fifth and sixth paragraphs of the sub-section entitled “Management of the Funds — ING Investment Management Co. LLC” is hereby deleted in its entirety and replaced with the following:

The following individuals are responsible for the day-to-day management of ING Emerging Markets Hard Currency Debt Fund.

A. Banu Asik Elizondo, Portfolio Manager with the Emerging Markets Team, joined ING IM in 2007.  Prior to that Ms. Elizondo was a sell-side credit analyst with Wachovia Securities (now a Wells Fargo Company) (2003 – 2007).

Matthew Toms, CFA, Portfolio Manager, joined ING IM in September, 2009 as Senior Vice President and Head of U.S. Public Fixed-Income Investments. In this role, Mr. Toms directly oversees the investment teams responsible for investment-grade corporate, high-yield corporate, structured product, and money market strategies for the general account as well as external client business; as well as ensures coordination of credit strategies across developed and emerging markets. Prior to joining ING IM, Mr. Toms was employed by Calamos Investments from March, 2007 to September, 2009, where he established and grew their fixed-income business. From May, 2000 to March, 2007, Mr. Toms was employed by Northern Trust and Lincoln National in various different roles.

ING Emerging Markets Local Currency Debt Fund

Effective immediately, Marcelo Assalin is removed as a portfolio manager of the Fund and Naveen Kunam and Brian Timberlake are added as portfolio managers of the Fund.  The Fund’s Prospectuses are hereby revised as follows:

5.              The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Fund’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Naveen Kunam	Brian Timberlake
Portfolio Manager (since 05/13)	Portfolio Manager (since 05/13)

6.              The following is being added at the of the sub-section entitled “Management of the Funds — ING Investment Management Co. LLC”:

The following individuals are responsible for the day-to-day management of ING Emerging Markets Local Currency Debt Fund.

Naveen Kunam, Portfolio Manager with the Global Emerging Markets Debt Team, joined ING IM in 2010. Prior to that, Mr. Kunam worked as a Vice President in Santander Investment Securities Inc. New York covering Latin America Fixed Income and Currencies.  Prior to that, he held roles as a Fixed Income Research Analyst in Oppenheimer Funds Inc. in New York (2005 – 2006) and as a Consultant in FreddieMac, McLean, VA (2004 – 2005).

Brian Timberlake, CFA, is currently Head of Fixed Income Research.  Prior to this position, Mr. Timberlake was Head of Quantitative Research and before that, a Senior Quantitative Analyst.  He joined ING IM in 2003.

ING Investment Grade Credit Fund

Effective immediately, Michael Hyman is removed as a portfolio manager of the Fund and Anil Katarya and Travis King are added as portfolio managers of the Fund.  The Fund’s Prospectuses are hereby revised as follows:

7.              The sub-section entitled “Portfolio Management” of the summary section of the Fund’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT

Investment Adviser
ING Investment Management Co. LLC

Portfolio Managers
Kurt Kringelis	Anil Katarya
Portfolio Manager (since 07/12)	Portfolio Manager (since 05/13)
Travis King
Portfolio Manager (since 05/13)

8.              The sub-section entitled “Management of the Fund — ING Investment Grade Credit Fund” is hereby deleted in its entirety and replaced with the following:

ING Investment Grade Credit Fund

The following individuals are responsible for the day-to-day management of ING Investment Grade Credit Fund.

Anil Katarya, CFA, Senior Portfolio Manager with the Investment Grade Team, joined ING IM in 2000 and is responsible for managing the credit allocation for external client business across multi-sector and credit portfolios.

Travis King, CFA, Senior Portfolio Manager with the Investment Grade Corporate Team, joined ING IM in 2005.  Prior to that Mr. King was a senior fixed-income analyst with Reams Asset Management.

Kurt Kringelis, CFA, Portfolio Manager, joined ING IM in 1998 and is part of the credit team, specializing in investment-grade and high-yield securities. Prior to that, he was an associate portfolio manager with the high-yield group at Equitable Investment Services from 1995 to 1997.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING SEPARATE PORTFOLIOS TRUST

ING Emerging Markets Corporate Debt Fund

ING Emerging Markets Hard Currency Debt Fund

ING Emerging Markets Local Currency Debt Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated June 11, 2013

to the Funds’ current Statements of Additional Information (“SAIs”)

ING Emerging Markets Corporate Debt Fund, ING Emerging Markets Hard Currency Debt Fund, and

ING Emerging Markets Local Currency Debt Fund

1.                                      Effective immediately, Michael Hyman is removed as a portfolio manager of ING Emerging Markets Corporate Debt Fund and Anil Katarya is added as a portfolio manager of ING Emerging Markets Corporate Debt Fund; Marcelo Assalin is removed as a portfolio manager of ING Emerging Markets Hard Currency Debt Fund and Matthew Toms and A. Banu Asik Elizondo are added as portfolio managers of ING Emerging Markets Hard Currency Debt Fund; and Marcelo Assalin is removed as a portfolio manager of ING Emerging Markets Local Currency Debt Fund and Naveen Kunam and Brian Timberlake are added as portfolio managers of ING Emerging Markets Local Currency Debt Fund.  The Funds’ SAIs are hereby revised as follows:

The tables in the sub-sections entitled “Other Managed Accounts” and “Ownership of Securities” under the section entitled “Portfolio Managers” in the Funds’ SAIs are hereby deleted in their entirety and replaced with the following:

Other Managed Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(1)	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
A. Banu Asik Elizondo	0	$0	0	$0	0	$0
Anil Katarya	0	$0	0	$0	0	$0
Kurt Kringelis	3	$113,057,271	0	$0	0	$0
Naveen Kunam			0	$0	0	$0
Matthew Toms	7	$8,6000,018,091	0	$0	0	$0
Brian Timberlake	0	$0	0	$0	0	$0

(1)         As of March 31, 2013.

Ownership of Securities

Portfolio Manager(1)	Dollar Range of Portfolio Shares Owned
A. Banu Asik Elizondo	None
Anil Katarya	None
Kurt Kringelis	None
Naveen Kunam	None
Matthew Toms	None
Brian Timberlake	None

(1)                 As of March 31, 2013.

ING Investment Grade Credit Fund

2.                                      Effective immediately, Mike Hyman is removed as a portfolio manager of the Fund and Anil Katarya and Travis King are added as portfolio managers of the Fund.  The Fund’s SAI is hereby revised as follows:

The tables in the sub-sections entitled “Other Managed Accounts” and “Ownership of Securities” under the section entitled “Portfolio Managers” in the Fund’s SAIs are hereby deleted in their entirety and replaced with the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(1)	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Anil Katarya	0	$0	0	$0	0	$0
Travis King	0	$0	0	$0	0	$0
Kurt Kringelis	3	$113,057,271	0	$0	0	$0

(1)         As of March 31, 2013.

Ownership of Securities

Portfolio Manager(1)	Dollar Range of Portfolio Shares Owned
Anil Katarya	None
Travis King	None
Kurt Kringelis	None

(1)         As of March 31, 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE